Leases (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 1,957
Discount rate	8.90%	9.51%
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 236
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	210
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	151
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	132
2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	1,228
Ports [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 975
Ports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	3 years
Discount rate	4.00%
Ports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	20 years
Discount rate	5.00%
Ports [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 70
Ports [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	69
Ports [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	56
Ports [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	43
Ports [Member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	737
Ships [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 518
Ships [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	2 years
Discount rate	3.00%
Ships [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	10 years
Discount rate	4.00%
Ships [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 60
Ships [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	59
Ships [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	54
Ships [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	53
Ships [member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	292
Pellets plants
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 259
Pellets plants | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Pellets plants | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	10 years
Discount rate	6.00%
Pellets plants | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 60
Pellets plants | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	50
Pellets plants | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	17
Pellets plants | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	17
Pellets plants | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	115
Properties [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 114
Properties [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Properties [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	10 years
Discount rate	6.00%
Properties [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 28
Properties [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	18
Properties [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	16
Properties [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	14
Properties [Member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	38
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 77
Energy Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	5.00%
Energy Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	7 years
Discount rate	6.00%
Energy Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 10
Energy Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	10
Energy Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	6
Energy Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	46
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 14
Mining Equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	3.00%
Mining Equipment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	5 years
Discount rate	6.00%
Mining Equipment [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 8
Mining Equipment [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	4
Mining Equipment [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	2
Mining Equipment [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments
Mining Equipment [Member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments